RECEIVABLES, PREPAID EXPENSES, AND LEASE RECEIVABLE	12 Months Ended
Dec. 31, 2023
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
RECEIVABLES, PREPAID EXPENSES, AND LEASE RECEIVABLE [Text Block]

6. RECEIVABLES, PREPAID EXPENSES, AND LEASE RECEIVABLE

Receivables and Prepaid Expenses

Receivables and Prepaid Expenses As at	December 31, 2023	December 31, 2022
Receivables	$153,512	$98,138
Prepaid expenses	898,655	976,232
Total Receivables and Prepaid Expenses	$1,052,167	$1,074,370

Lease Receivable	December 31, 2023	December 31, 2022
Lease receivable - opening balance as May 4, 2023	$208,701	$-
Principal payments	(44,363)	-
Total Lease Receivable	$164,338	$-

The Company's lease receivable is related to the long-term sublease of one of the Company's Nevada warehouses, reported in the non-current asset section of the consolidated statements of financial position. Total lease interest income related to this sublease in the current year was $10,109 (December 31, 2022 - $Nil; December 31, 2021 - $Nil), reported in the consolidated statement of operations and comprehensive loss, under the "interest income".

At December 31, 2023 and 2022, the Company anticipates full recovery or full utilization of its receivables, prepaid expenses, and lease receivable and therefore no impairment has been recorded against these amounts. The Company holds no collateral for any receivable amounts outstanding as at December 31, 2023 and 2022.